Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates	Jan. 31, 2022	Jul. 31, 2021	Jan. 31, 2021
RMB: 1USD [Member]
Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates [Line Items]
Period-end spot rate	0.1572	0.1547
Average rate	0.156		0.1497
HKD: 1USD [Member]
Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates [Line Items]
Period-end spot rate	0.1282	0.1282
Average rate	0.1282		0.129